Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Numerator
Net income		$ 5,398	$ (41,479)		$ 63,172
Less: Net income attributable to noncontrolling interest		288	288
Net income attributable to LandBridge Company LLC		5,110	$ 5,110
Less: Earnings allocated to participating securities		198
Basic net income attributable to LandBridge Company LLC		4,912
Plus: Undistributed earnings reallocation adjustment to participating securities		90
Diluted net income attributable to shareholders		$ 5,290
Denominator
Basic weighted average shares outstanding		17,807,323	17,807,323	[1]
Diluted weighted average shares outstanding		73,370,073	73,370,073	[1]
Basic net income per share	[1]		$ 0.28
Diluted net loss per share	[1]		$ 0.07
Class B Shares
Denominator
Dilutive Class B Shares		55,562,750
Class A Shares
Denominator
Basic net income per share		$ 0.28
Diluted net loss per share		$ 0.07

[1]	Represents the period from July 1, 2024 through December 31, 2024, the period following the reorganization transactions and IPO.